UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07238
SUNAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

5300 Memorial Drive, Suite 1150 Houston, TX 77007
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
One World Trade Center, 285 Fulton Street, Suite 49M
New York, NY 10007
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 366-0066
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SunAmerica Series Trust
SA Goldman Sachs Government and Quality Bond
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 1)*	$30	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,159M
Total number of portfolio holdings	534
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	84.9%
Short-Term Investments	31.7%
Collateralized Mortgage Obligations	9.5%
Other Asset Backed Securities	4.1%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H746 (08/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Goldman Sachs Government and Quality Bond
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 2)*	$37	0.75%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,159M
Total number of portfolio holdings	534
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	84.9%
Short-Term Investments	31.7%
Collateralized Mortgage Obligations	9.5%
Other Asset Backed Securities	4.1%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H738 (08/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Goldman Sachs Government and Quality Bond
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 3)*	$42	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,159M
Total number of portfolio holdings	534
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	84.9%
Short-Term Investments	31.7%
Collateralized Mortgage Obligations	9.5%
Other Asset Backed Securities	4.1%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H720 (08/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Capital Appreciation
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 1)*	$38	0.73%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,554M
Total number of portfolio holdings	53
Total net advisory fee paid	$8.5M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.8%
Internet	24.6%
Computers	9.8%
Software	7.3%
Telecommunications	6.0%
Electronics	4.9%
Pharmaceuticals	4.5%
Health Care-Products	2.6%
Auto Manufacturers	2.5%
Media	2.4%
Diversified Financial Services	1.8%
Aerospace/Defense	1.7%
Biotechnology	1.6%
Entertainment	1.4%
Miscellaneous Manufacturing	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H779 (08/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Capital Appreciation
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 2)*	$46	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,554M
Total number of portfolio holdings	53
Total net advisory fee paid	$8.5M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.8%
Internet	24.6%
Computers	9.8%
Software	7.3%
Telecommunications	6.0%
Electronics	4.9%
Pharmaceuticals	4.5%
Health Care-Products	2.6%
Auto Manufacturers	2.5%
Media	2.4%
Diversified Financial Services	1.8%
Aerospace/Defense	1.7%
Biotechnology	1.6%
Entertainment	1.4%
Miscellaneous Manufacturing	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H761 (08/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Capital Appreciation
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 3)*	$51	0.98%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,554M
Total number of portfolio holdings	53
Total net advisory fee paid	$8.5M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.8%
Internet	24.6%
Computers	9.8%
Software	7.3%
Telecommunications	6.0%
Electronics	4.9%
Pharmaceuticals	4.5%
Health Care-Products	2.6%
Auto Manufacturers	2.5%
Media	2.4%
Diversified Financial Services	1.8%
Aerospace/Defense	1.7%
Biotechnology	1.6%
Entertainment	1.4%
Miscellaneous Manufacturing	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704H753 (08/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Strategic Multi-Asset
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 1)*	$41	0.81%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$175M
Total number of portfolio holdings	570
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Foreign Government Obligations	14.8%
U.S. Government & Agency Obligations	14.2%
Semiconductors	12.6%
Internet	8.8%
Banks	4.9%
Pharmaceuticals	3.0%
Unaffiliated Investment Companies	2.9%
Software	2.4%
Computers	2.0%
Diversified Financial Services	1.7%
Telecommunications	1.7%
Mining	1.4%
Water	1.4%
Aerospace/Defense	1.4%
Health Care-Services	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704H712 (08/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Strategic Multi-Asset
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 3)*	$54	1.06%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$175M
Total number of portfolio holdings	570
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Foreign Government Obligations	14.8%
U.S. Government & Agency Obligations	14.2%
Semiconductors	12.6%
Internet	8.8%
Banks	4.9%
Pharmaceuticals	3.0%
Unaffiliated Investment Companies	2.9%
Software	2.4%
Computers	2.0%
Diversified Financial Services	1.7%
Telecommunications	1.7%
Mining	1.4%
Water	1.4%
Aerospace/Defense	1.4%
Health Care-Services	1.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H696 (08/26)
SunAmerica Series Trust

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SunAmerica Series Trust

Semi-Annual Financial Statements and Other Information
June 30, 2026

SunAmerica Series Trust
Semi-Annual Financial Statements and Other Information June 30, 2026

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 4.1%
Other Asset Backed Securities — 4.1%
720 East CLO VIII, Ltd. FRS
Series 2025-8A, Class A1 4.99%, (TSFR3M+1.31%), 07/20/2038*	$6,080,000	$6,082,165
AGL CLO, Ltd. FRS
Series 2025-44A, Class A 4.81%, (TSFR3M+1.15%), 10/22/2037*	5,400,000	5,397,300
Aligned Data Centers Issuer LLC
Series 2026-1A, Class A2I 5.91%, 06/15/2056*	1,400,000	1,403,117
Arini US CLO III, Ltd. FRS
Series 3A, Class A 5.03%, (TSFR3M+1.27%), 01/15/2039*	3,630,000	3,635,539
Benefit Street Partners CLO XXIV, Ltd. FRS
Series 2021-24A, Class ARR 4.90%, (TSFR3M+1.23%), 07/20/2039*	3,370,000	3,369,983
CARLYLE US CLO, Ltd. FRS
Series 2021-8A, Class A1R 4.94%, (TSFR3M+1.27%), 10/15/2038*	3,825,000	3,837,366
Diameter Capital CLO 10, Ltd. FRS
Series 2025-10A, Class A 4.99%, (TSFR3M+1.31%), 04/20/2038*	6,110,000	6,118,059
Diameter Capital CLO 2, Ltd. FRS
Series 2021-2A, Class A1R 5.06%, (TSFR3M+1.39%), 10/15/2037*	4,860,000	4,868,199
Elmwood CLO 27, Ltd. FRS
Series 2024-3A, Class A1R 4.89%, (TSFR3M+1.24%), 04/18/2039*	5,025,000	5,031,533
KKR CLO 50, Ltd. FRS
Series 2024-50A, Class A1R 4.92%, (TSFR3M+1.27%), 04/20/2039*	2,020,000	2,021,511
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	6,098,000	6,036,509
Total Asset Backed Securities (cost $51,462,977)		47,801,281
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5%
Commercial and Residential — 5.4%
ALA Trust FRS
Series 2025-OANA, Class A 5.37%, (TSFR1M+1.74%), 06/15/2040*	2,900,000	2,912,688
Angel Oak Mtg. Trust VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	18,922	18,802
BRAVO Residential Funding Trust
Series 2025-NQM7, Class A1A 5.46%, 07/25/2065*(2)	3,370,328	3,373,085
BSTN Commercial Mtg. Trust VRS
Series 2025-1C, Class A 5.55%, 06/15/2044*(1)	3,500,000	3,547,810
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class A 5.01%, (TSFR1M+1.38%), 08/15/2042*	1,966,257	1,970,558
BX Trust FRS
Series 2025-DELC, Class A 5.18%, (TSFR1M+1.55%), 12/15/2042*	1,300,000	1,303,656
BX Trust VRS
Series 2025-ARIA, Class A 5.20%, 12/13/2042*(1)	5,000,000	5,009,111
COLT Mtg. Loan Trust
Series 2025-7, Class A1 5.47%, 06/25/2070*(2)	3,442,050	3,444,914
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
COMM Mtg. Trust
Series 2024-277P, Class A 6.34%, 08/10/2044*	$4,000,000	$4,139,683
Durst Commercial Mtg. Trust VRS
Series 2025-151, Class A 5.32%, 08/10/2042*(1)	3,650,000	3,667,236
Series 2025-151, Class B 5.77%, 08/10/2042*(1)	1,850,000	1,867,992
Flagstar Mtg. Trust VRS
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	569,856	528,118
GWT Commercial Mtg. Trust FRS
Series 2024-WLF2, Class A 5.32%, (TSFR1M+1.69%), 05/15/2041*	3,300,000	3,308,250
HLTN Commercial Mtg. Trust FRS
Series 2026-DPLO, Class A 5.33%, (TSFR1M+1.70%), 04/15/2041*	3,100,000	3,109,688
Houston Galleria Mall Trust VRS
Series 2025-HGLR, Class A 5.46%, 02/05/2045*(1)	1,155,000	1,180,585
IRV Trust VRS
Series 2025-200P, Class A 5.47%, 03/14/2047*(1)	4,000,000	4,030,686
JW Commercial Mtg. Trust FRS
Series 2026-MRCO, Class A 5.13%, (TSFR1M+1.50%), 06/15/2039*	4,300,000	4,310,750
Series 2026-MRCO, Class C 5.58%, (TSFR1M+1.95%), 06/15/2039*	2,250,000	2,259,844
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	230,944	220,148
MFA Trust
Series 2025-NQM5, Class A1A 5.19%, 11/25/2070*	2,064,799	2,049,050
NYC Trust VRS
Series 2026-9W57, Class B 5.18%, 06/06/2040*(1)	1,900,000	1,891,573
ROCK Trust
Series 2024-CNTR, Class B 5.93%, 11/13/2041*	2,700,000	2,746,417
SCG Trust FRS
Series 2025-SNIP, Class A 5.13%, (TSFR1M+1.50%), 09/15/2042*	3,350,000	3,360,469
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	198,086	194,952
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	717	714
Wells Fargo Commercial Mtg. Trust VRS
Series 2026-1250B, Class A 4.83%, 03/10/2041*(1)	2,450,000	2,418,305
		62,865,084
U.S. Government Agency — 4.1%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K516, Class A2 5.48%, 01/25/2029	6,000,000	6,128,536
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K157, Class A2 3.99%, 05/25/2033(1)	1,950,000	1,912,001

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K758, Class A2 4.68%, 10/25/2031(1)	$1,775,000	$1,787,264
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	102,511	100,865
Series 4142, Class PT 1.25%, 12/15/2027	89,949	88,270
Series 5170, Class DP 2.00%, 07/25/2050	3,161,607	2,773,336
Series 4654, Class KA 3.00%, 06/15/2045	1,361,157	1,308,798
Series 3967, Class ZP 4.00%, 09/15/2041	1,338,548	1,284,048
Series 4809, Class CZ 4.00%, 07/15/2048	1,244,530	1,177,295
Federal Home Loan Mtg. Corp. REMIC FRS
4.88%, (SOFR30A+1.25%), 09/25/2054	5,006,928	5,038,971
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	5,917,442	4,860,968
Series 2019-3, Class MA 3.50%, 10/25/2058	591,991	569,103
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	80,967	79,279
Series 2012-103, Class HB 1.50%, 09/25/2027	218,661	215,458
Series 2020-27, Class HC 1.50%, 10/25/2049	2,785,048	2,187,003
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,364,827	1,239,330
Series 2019-6, Class GJ 3.00%, 02/25/2049	176,312	171,259
Federal National Mtg. Assoc. REMIC FRS
Series 2024-70, Class FB 4.73%, (SOFR30A+1.10%), 10/25/2054	5,338,851	5,355,325
Series 2025-13, Class FB 4.93%, (SOFR30A+1.30%), 03/25/2055	4,114,785	4,150,352
Government National Mtg. Assoc. FRS
Series 2025-150, Class FH 4.71%, (SOFR30A+1.10%), 09/20/2055	3,110,193	3,120,378
Government National Mtg. Assoc. REMIC
Series 2021-215, Class KA 2.50%, 10/20/2049	3,851,120	3,415,711
Series 2005-74, Class HA 7.50%, 09/16/2035	57	57
Series 2005-74, Class HB 7.50%, 09/16/2035	2,798	2,791
Series 2005-74, Class HC 7.50%, 09/16/2035	9,413	9,391
		46,975,789
Total Collateralized Mortgage Obligations (cost $112,040,632)		109,840,873
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 84.9%
U.S. Government — 18.4%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	382,034
1.88%, 02/15/2041	45,000	31,222
2.25%, 02/15/2052	1,427,100	859,215
2.38%, 05/15/2051	4,133,500	2,585,052
2.50%, 02/15/2045 to 05/15/2046	7,271,000	5,086,204
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.75%, 08/15/2047 to 11/15/2047	$5,488,500	$3,872,184
2.88%, 08/15/2045 to 05/15/2052	18,563,100	13,164,736
3.38%, 08/15/2042	9,620,400	8,027,397
3.63%, 02/15/2053 to 05/15/2053	9,303,400	7,437,502
3.88%, 02/15/2043 to 05/15/2043	17,407,600	15,405,309
4.00%, 11/15/2042 to 11/15/2052	11,914,200	10,537,752
4.13%, 08/15/2044 to 08/15/2053	6,132,200	5,374,526
4.25%, 02/15/2054 to 08/15/2054	7,438,300	6,639,309
4.38%, 08/15/2043	9,089,100	8,546,594
4.50%, 02/15/2044 to 11/15/2054	7,754,200	7,274,431
4.63%, 05/15/2044 to 02/15/2055	17,999,200	17,190,852
4.75%, 11/15/2043 to 05/15/2055	36,123,200	35,252,975
5.00%, 05/15/2045 to 05/15/2056	39,537,000	39,916,573
United States Treasury Bonds TIPS
1.50%, 02/15/2053(3)	12,051,307	9,151,431
United States Treasury Notes
4.25%, 11/15/2034 to 05/15/2035	17,263,800	17,069,449
		213,804,747
U.S. Government Agency — 66.5%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	31,549,316	25,689,144
2.50%, 10/01/2031 to 03/01/2052	27,020,416	23,221,713
3.00%, 11/01/2046 to 12/01/2046	12,465,809	11,193,069
4.00%, 09/01/2026 to 05/01/2049	1,293,961	1,252,496
4.50%, 01/01/2038 to 08/01/2052	5,860,157	5,682,486
5.00%, 08/01/2052 to 05/01/2056	22,160,137	21,934,559
5.50%, 02/01/2053 to 05/01/2054	31,226,133	31,603,202
6.00%, 12/01/2039 to 03/01/2056	21,875,725	22,407,364
6.50%, 11/01/2053	4,763,780	4,951,981
7.50%, 05/01/2027	18	18
Federal National Mtg. Assoc.
1.50%, 11/01/2041	4,029,097	3,344,500
2.00%, 04/01/2041 to 10/01/2051	31,235,889	25,444,380
2.50%, 03/01/2030 to 07/01/2053	33,570,365	28,675,781
3.00%, 05/01/2027 to 11/01/2053	20,862,724	18,525,177
3.12%, 05/01/2033	2,265,811	2,097,211
3.50%, 08/01/2043 to 07/01/2051	9,426,899	8,686,057
4.00%, 09/01/2026 to 10/01/2052	3,531,189	3,369,634
4.50%, 05/01/2039 to 11/01/2052	3,947,318	3,839,177
5.00%, 08/01/2052 to 10/01/2052	1,581,422	1,567,913
5.50%, 03/01/2038 to 11/01/2055	21,538,259	21,796,583
6.00%, 09/01/2053 to 08/01/2055	26,412,373	27,192,587
6.50%, 02/01/2038 to 10/01/2039	34,310	36,173
Government National Mtg. Assoc.
2.00%, 12/20/2050 to 02/20/2051	12,782,602	10,488,020
2.00%, July 30 TBA	17,000,000	13,921,325
2.50%, 08/20/2051 to 12/20/2052	15,275,999	13,066,753
2.50%, July 30 TBA	14,000,000	11,951,406
3.00%, 07/20/2051 to 03/20/2052	18,670,453	16,592,021
3.50%, 01/20/2052 to 03/20/2052	12,915,612	11,714,299
3.50%, July 30 TBA	4,000,000	3,591,731
4.00%, 02/15/2041 to 05/20/2052	2,554,780	2,408,706
4.00%, July 30 TBA	16,000,000	14,870,688
4.50%, 05/15/2040 to 09/20/2052	12,583,298	12,197,138
4.50%, July 30 TBA	1,000,000	960,350
5.00%, 07/15/2033 to 04/15/2041	516,681	519,744
5.00%, July 30 TBA	19,000,000	18,730,244
5.50%, 10/15/2032 to 04/15/2036	312,651	313,871
5.50%, July 30 TBA	26,000,000	26,127,764
6.00%, 06/15/2028 to 06/15/2041	1,573,615	1,644,577
6.00%, July 30 TBA	37,000,000	37,774,472
6.50%, 01/15/2028 to 05/15/2032	109,064	111,151

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.50%, July 30 TBA	$2,000,000	$2,071,881
7.00%, 11/15/2031 to 11/15/2033	18,098	18,537
8.00%, 10/15/2029 to 03/15/2031	24,204	24,723
Uniform Mtg. Backed Securities
1.50%, July 15 TBA	10,000,000	8,905,757
2.00%, July 15 TBA	18,000,000	16,391,065
2.50%, July 30 TBA	23,000,000	19,213,984
4.50%, July 30 TBA	24,000,000	22,989,375
5.00%, July 15 TBA	1,000,000	1,004,016
5.50%, July 15 TBA	1,000,000	1,015,733
5.50%, July 30 TBA	97,000,000	97,309,938
6.00%, July 30 TBA	69,000,000	70,535,169
6.50%, July 30 TBA	40,000,000	41,374,692
		770,350,335
Total U.S. Government & Agency Obligations (cost $1,011,899,735)		984,155,082
Total Long-Term Investment Securities (cost $1,175,403,344)		1,141,797,236
SHORT-TERM INVESTMENTS — 31.7%
U.S. Government Agency — 27.4%
Federal Home Loan Bank Disc. Notes
3.64%, 09/16/2026	88,218,000	87,513,652
3.65%, 08/26/2026	130,000,000	129,246,650
3.68%, 07/17/2026	100,000,000	99,829,528
		316,589,830
U.S. Government — 4.3%
United States Treasury Bills
3.55%, 07/09/2026	25,000,000	24,979,798
3.61%, 07/21/2026	25,000,000	24,949,979
		49,929,777
Total Short-Term Investments (cost $364,167,295)		366,519,607
TOTAL INVESTMENTS (cost $1,539,570,639)(4)	130.2%	1,508,316,843
Other assets less liabilities	(30.2)	(349,417,487)
NET ASSETS	100.0%	$1,158,899,356
Security Description	Shares or Principal Amount	Value
FORWARD SALES CONTRACTS — (17.2)%
U.S. Government Agencies — (17.2)%
Uniform Mtg. Backed Securities — (17.2%)
2.00%, July 30 TBA	$(38,000,000)	$(30,334,506)
3.00%, July 30 TBA	(63,000,000)	(54,918,281)
3.50%, July 30 TBA	(61,000,000)	(55,338,438)
4.00%, July 30 TBA	(7,000,000)	(6,541,702)
5.00%, July 30 TBA	(53,000,000)	(52,072,594)
Total Forward Sales Contracts (proceeds $(198,435,586))		$(199,205,521)

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Government and Quality Bond Portfolio has
no right to demand registration of these securities. At June 30, 2026, the aggregate value of these securities was $110,666,365 representing 9.5% of net assets.

(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2026.
(3)	Principal amount of security is adjusted for inflation.
(4)	See Note 4 for cost of investments on a tax basis.

CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
894	Long	U.S. Treasury 10 Year Notes	September 2026	$98,140,045	$98,242,219	$102,174
2,026	Long	U.S. Treasury 5 Year Notes	September 2026	216,627,556	216,877,811	250,255
						$352,429

						Unrealized (Depreciation)
484	Long	U.S. Treasury 2 Year Notes	September 2026	$99,829,180	$99,768,281	$(60,899)
25	Long	U.S. Treasury Long Bonds	September 2026	2,838,331	2,837,500	(831)
763	Short	3-Month SOFR	March 2027	182,949,541	183,043,700	(94,159)
412	Short	U.S. Treasury Ultra 10 Year Notes	September 2026	46,018,794	46,337,125	(318,331)
183	Short	U.S. Treasury Ultra Bonds	September 2026	21,145,075	21,256,594	(111,519)
						$(585,739)
		Net Unrealized Appreciation (Depreciation)				$(233,310)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$47,801,281	$—	$47,801,281
Collateralized Mortgage Obligations	—	109,840,873	—	109,840,873
U.S. Government & Agency Obligations	—	984,155,082	—	984,155,082
Short-Term Investments	—	366,519,607	—	366,519,607
Total Investments at Value	$—	$1,508,316,843	$—	$1,508,316,843
Other Financial Instruments:†
Futures Contracts	$352,429	$—	$—	$352,429
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$199,205,521	$—	$199,205,521
Other Financial Instruments:†
Futures Contracts	$585,739	$—	$—	$585,739

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 102.0%
Aerospace/Defense — 1.7%
FTAI Aviation, Ltd.	51,579	$13,953,667
Howmet Aerospace, Inc.	71,125	19,122,667
Kratos Defense & Security Solutions, Inc.†	218,309	10,884,887
		43,961,221
Apparel — 0.6%
On Holding AG, Class A†	402,368	14,251,875
Auto Manufacturers — 2.5%
Tesla, Inc.†	151,908	63,892,505
Biotechnology — 1.6%
Illumina, Inc.†	141,451	24,871,329
Structure Therapeutics, Inc. ADR†	74,187	3,981,616
Vertex Pharmaceuticals, Inc.†	26,150	12,989,490
		41,842,435
Computers — 9.8%
Apple, Inc.	326,319	94,423,666
Sandisk Corp.†	55,948	127,210,646
Seagate Technology Holdings PLC	30,518	29,449,870
		251,084,182
Diversified Financial Services — 1.8%
Evercore, Inc., Class A	83,860	28,633,159
Tradeweb Markets, Inc., Class A	180,473	17,985,939
		46,619,098
Electronics — 4.9%
Celestica, Inc.†	101,017	36,851,002
Flex, Ltd.†	455,716	73,857,892
Trimble, Inc.†	296,633	15,181,677
		125,890,571
Entertainment — 1.4%
DraftKings, Inc., Class A†	640,459	16,177,994
Liberty Media Corp.-Liberty Formula One, Class C†	201,034	19,126,375
		35,304,369
Health Care-Products — 2.6%
Natera, Inc.†	248,459	67,444,195
Internet — 24.6%
Airbnb, Inc., Class A†	203,673	29,145,606
Alphabet, Inc., Class A	539,405	192,767,165
Amazon.com, Inc.†	708,318	168,820,512
Meta Platforms, Inc., Class A	134,481	75,751,803
Netflix, Inc.†	923,525	65,939,685
Reddit, Inc., Class A†	126,057	21,880,974
Shopify, Inc., Class A†	266,938	30,478,981
Spotify Technology SA†	92,687	42,555,382
		627,340,108
Iron/Steel — 1.0%
Carpenter Technology Corp.	42,490	26,209,532
Machinery-Construction & Mining — 1.2%
Vertiv Holdings Co., Class A	87,275	29,221,415
Media — 2.4%
EchoStar Corp., Class A†	434,672	44,119,208
Space Exploration Technologies Corp., Class A†	101,787	17,391,327
		61,510,535
Mining — 0.6%
Cameco Corp.	151,049	15,385,851
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 1.2%
Axon Enterprise, Inc.†	56,270	$31,545,525
Pharmaceuticals — 4.5%
Eli Lilly & Co.	95,938	115,070,915
Private Equity — 0.9%
KKR & Co., Inc.	253,879	23,301,015
Retail — 0.6%
Aritzia, Inc.†	125,493	13,838,075
Semiconductors — 24.8%
ARM Holdings PLC ADR†	216,233	76,669,735
Broadcom, Inc.	481,794	181,997,684
Cerebras Systems, Inc., Class A†	60,043	13,269,503
NVIDIA Corp.	1,801,048	360,371,694
		632,308,616
Software — 7.3%
Cloudflare, Inc., Class A†	127,653	31,310,728
Datadog, Inc., Class A†	89,533	23,310,812
Magic Leap, Inc., Class A†(1)(2)	186	89
Microsoft Corp.	190,196	70,946,912
Palantir Technologies, Inc., Class A†	412,817	48,163,359
Samsara, Inc., Class A†	410,316	13,306,548
		187,038,448
Telecommunications — 6.0%
Arista Networks, Inc.†	398,365	67,674,246
Corning, Inc.	329,461	84,154,223
		151,828,469
Total Long-Term Investment Securities (cost $1,692,072,864)		2,604,888,955
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$2,200,000	2,200,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	2,215,000	2,215,000
BNP Paribas SA Joint Repurchase Agreement(3)	2,205,000	2,205,000
Deutsche Bank AG Joint Repurchase Agreement(3)	2,200,000	2,200,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$2,200,000	$2,200,000
Total Repurchase Agreements (cost $11,020,000)		11,020,000
TOTAL INVESTMENTS (cost $1,703,092,864)(4)	102.4%	2,615,908,955
Other assets less liabilities	(2.4)	(62,031,907)
NET ASSETS	100.0%	$2,553,877,048

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/15	186	$2,157,962	$89	$0.48	0.0%

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$187,038,359	$—	$89	$187,038,448
Other Industries	2,417,850,507	—	—	2,417,850,507
Repurchase Agreements	—	11,020,000	—	11,020,000
Total Investments at Value	$2,604,888,866	$11,020,000	$89	$2,615,908,955

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 63.1%
Aerospace/Defense — 1.4%
Boeing Co.†	7,164	$1,550,791
Rheinmetall AG	763	863,655
		2,414,446
Agriculture — 1.1%
British American Tobacco PLC	30,409	1,875,570
Apparel — 0.9%
adidas AG	5,116	1,048,936
VF Corp.	36,307	605,601
		1,654,537
Auto Manufacturers — 1.0%
Ferrari NV†	2,338	866,471
Tesla, Inc.†	2,045	860,127
		1,726,598
Auto Parts & Equipment — 0.4%
Valeo SE	45,296	665,064
Banks — 4.2%
Citizens Financial Group, Inc.	19,050	1,334,833
HDFC Bank, Ltd. ADR	35,644	920,685
Societe Generale SA	16,086	1,424,375
Sumitomo Mitsui Trust Group, Inc.	36,800	1,373,778
Wells Fargo & Co.	28,184	2,329,126
		7,382,797
Beverages — 0.8%
Anheuser-Busch InBev SA	17,694	1,458,814
Biotechnology — 1.0%
Argenx SE ADR†	1,223	1,134,662
Structure Therapeutics, Inc. ADR†	10,419	559,188
		1,693,850
Building Materials — 0.6%
Cemex SAB de CV ADR (Participation Certificate)	84,587	1,015,044
Chemicals — 0.6%
Shin-Etsu Chemical Co., Ltd.	22,200	968,088
Computers — 2.0%
Apple, Inc.	12,316	3,563,758
Distribution/Wholesale — 1.2%
RB Global, Inc.	9,595	1,117,032
WESCO International, Inc.	2,968	1,025,236
		2,142,268
Diversified Financial Services — 1.7%
Mastercard, Inc., Class A	3,538	1,817,117
Nasdaq, Inc.	14,426	1,137,057
		2,954,174
Electronics — 0.8%
Flex, Ltd.†	8,811	1,427,999
Entertainment — 0.5%
Live Nation Entertainment, Inc.†	4,753	870,322
Environmental Control — 1.0%
Clean Harbors, Inc.†	4,154	1,241,008
GFL Environmental, Inc.	15,514	570,760
		1,811,768
Security Description	Shares or Principal Amount	Value

Food — 0.8%
US Foods Holding Corp.†	12,899	$1,318,923
Gas — 0.7%
Atmos Energy Corp.	7,553	1,301,155
Hand/Machine Tools — 0.6%
Stanley Black & Decker, Inc.	11,902	1,120,216
Health Care-Products — 0.6%
IDEXX Laboratories, Inc.†	1,858	978,125
Health Care-Services — 1.4%
Elevance Health, Inc.	3,649	1,411,178
UnitedHealth Group, Inc.	2,348	975,899
		2,387,077
Home Furnishings — 0.9%
Panasonic Holdings Corp.	54,100	1,519,005
Insurance — 0.7%
AIA Group, Ltd.	137,200	1,258,391
Internet — 8.8%
Alphabet, Inc., Class C	14,035	4,958,986
Amazon.com, Inc.†	18,143	4,324,203
DoorDash, Inc., Class A†	7,755	1,431,030
Meta Platforms, Inc., Class A	4,503	2,536,495
Shopify, Inc., Class A (TSX)†	9,312	1,065,373
Tencent Holdings, Ltd.	20,544	1,132,164
		15,448,251
Lodging — 0.6%
Accor SA	17,484	1,016,489
Machinery-Construction & Mining — 0.6%
Komatsu, Ltd.	26,000	1,017,656
Machinery-Diversified — 1.4%
Ingersoll Rand, Inc.	14,571	1,194,676
Keyence Corp.	2,322	1,169,886
		2,364,562
Media — 1.1%
Space Exploration Technologies Corp., Class A†	4,467	763,232
Walt Disney Co.	11,610	1,117,462
		1,880,694
Mining — 1.4%
Anglo American PLC	22,600	1,106,890
Glencore PLC	199,100	1,357,998
		2,464,888
Miscellaneous Manufacturing — 0.8%
Siemens AG	4,569	1,468,158
Oil & Gas — 1.1%
TotalEnergies SE	25,643	1,994,000
Oil & Gas Services — 0.5%
Saipem SpA	187,279	941,077
Pharmaceuticals — 2.9%
AstraZeneca PLC (LSE)	8,375	1,566,782
Merck & Co., Inc.	16,081	2,066,408
Teva Pharmaceutical Industries, Ltd. ADR†	41,604	1,409,544
		5,042,734
Pipelines — 0.7%
Targa Resources Corp.	4,680	1,254,895

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS — 0.6%
American Tower Corp.	6,901	$1,128,797
Semiconductors — 12.6%
Advanced Micro Devices, Inc.†	1,941	1,127,546
ASML Holding NV	1,189	2,358,075
Broadcom, Inc.	4,988	1,884,217
Kioxia Holdings Corp.†	1,000	567,742
Micron Technology, Inc.	784	904,963
NVIDIA Corp.	33,856	6,774,247
Samsung Electronics Co., Ltd.	6,782	1,482,661
SK Hynix, Inc.	1,411	2,489,449
Taiwan Semiconductor Manufacturing Co., Ltd.	58,798	4,515,019
		22,103,919
Software — 2.3%
Microsoft Corp.	10,808	4,031,600
Telecommunications — 1.4%
KT Corp. ADR	56,279	972,501
Orange SA	74,104	1,397,764
		2,370,265
Water — 1.4%
American Water Works Co., Inc.	10,023	1,318,826
Cia de Saneamento Basico do Estado de Sao Paulo	197,100	1,131,675
		2,450,501
Total Common Stocks (cost $82,718,764)		110,486,475
CORPORATE BONDS & NOTES — 2.0%
Aerospace/Defense — 0.0%
TransDigm, Inc.
6.38%, 03/01/2029*	$22,000	22,336
Banks — 0.7%
Bank of America Corp.
4.62%, 05/09/2029	115,000	114,944
Bank of New York Mellon Corp.
4.44%, 06/09/2028	175,000	175,035
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	125,000	124,983
Goldman Sachs Group, Inc.
4.48%, 08/23/2028	25,000	24,976
4.59%, 04/20/2030	175,000	174,012
JPMorgan Chase & Co.
4.85%, 07/25/2028	95,000	95,276
Societe Generale SA
4.86%, 07/07/2029*	210,000	209,918
State Street Corp.
5.27%, 08/03/2026	55,000	55,006
UBS AG
4.30%, 03/16/2029	250,000	248,981
		1,223,131
Biotechnology — 0.0%
Amgen, Inc.
5.15%, 03/02/2028	50,000	50,477
Diversified Financial Services — 0.0%
American Express Co.
4.73%, 04/25/2029	75,000	75,193
Security Description		Shares or Principal Amount	Value

Electric — 0.1%
Hydro One, Inc.
4.75%, 05/30/2031		$85,000	$85,162
Southern Co.
5.50%, 03/15/2029		80,000	81,809
			166,971
Electrical Components & Equipment — 0.1%
Energizer Gamma Acquisition BV
3.50%, 06/30/2029	EUR	100,000	111,653
Environmental Control — 0.1%
Veralto Corp.
5.50%, 09/18/2026		80,000	80,136
Health Care-Services — 0.0%
UnitedHealth Group, Inc.
5.25%, 02/15/2028		40,000	40,534
Insurance — 0.1%
New York Life Global Funding
5.00%, 06/06/2029*		125,000	126,588
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	113,688
Oil & Gas — 0.1%
Diamondback Energy, Inc.
5.20%, 04/18/2027		115,000	115,658
Shell Finance US, Inc.
4.13%, 11/06/2030		85,000	83,464
			199,122
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/2029*		67,000	68,631
Pharmaceuticals — 0.1%
Grifols SA
7.13%, 05/01/2030	EUR	100,000	118,835
Pipelines — 0.2%
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026*		50,000	50,029
Enbridge, Inc.
5.25%, 04/05/2027		85,000	85,480
Energy Transfer LP
5.20%, 04/01/2030		25,000	25,376
ONEOK, Inc.
4.25%, 09/24/2027		200,000	199,257
			360,142
Semiconductors — 0.0%
Intel Corp.
4.65%, 06/01/2031		55,000	54,466
Software — 0.1%
Open Text Holdings, Inc.
4.13%, 12/01/2031*		52,000	45,650
Oracle Corp.
6.55%, 02/04/2046		80,000	75,415
			121,065
Telecommunications — 0.3%
AT&T, Inc.
1.65%, 02/01/2028		80,000	76,450

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
NTT Finance Corp.
4.57%, 07/16/2027*		$200,000	$200,168
RD Michigan Property Owner I LLC
7.50%, 03/30/2045*		160,000	159,479
			436,097
Total Corporate Bonds & Notes (cost $3,374,900)			3,369,065
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.2%
U.S. Government — 14.2%
United States Treasury Bonds
1.38%, 11/15/2040		116,000	74,988
1.75%, 08/15/2041		1,733,000	1,161,516
2.00%, 11/15/2041 to 08/15/2051		4,583,000	2,626,711
3.00%, 02/15/2048		470,500	346,387
3.13%, 11/15/2041		209,000	170,686
3.50%, 02/15/2039		260,000	233,939
3.75%, 08/15/2041		403,000	358,198
5.00%, 05/15/2037		399,000	418,856
United States Treasury Notes
1.25%, 08/15/2031		853,000	737,212
2.38%, 05/15/2029		431,000	410,376
3.50%, 01/31/2030(1)		2,486,000	2,430,162
3.63%, 10/31/2030		1,016,000	993,061
3.75%, 05/15/2028		1,690,000	1,677,457
3.88%, 05/31/2027 to 06/30/2030		7,245,000	7,198,083
4.00%, 11/15/2035		262,000	253,444
4.13%, 11/15/2032		1,590,000	1,575,715
4.25%, 11/15/2034 to 05/15/2035		2,573,000	2,546,833
4.50%, 05/31/2029		232,000	234,103
4.63%, 02/15/2035		1,109,000	1,126,588
United States Treasury Notes TIPS
1.13%, 10/15/2030		102,924	99,933
1.88%, 01/15/2036(2)		172,131	167,164
Total U.S. Government & Agency Obligations (cost $25,681,774)			24,841,412
FOREIGN GOVERNMENT OBLIGATIONS — 14.8%
Sovereign — 14.8%
Australia Government Bond
1.25%, 05/21/2032	AUD	468,000	270,505
1.75%, 06/21/2051	AUD	562,000	199,687
2.75%, 06/21/2035	AUD	34,000	20,217
4.75%, 06/21/2054	AUD	601,000	384,757
Bulgaria Government International Bond
3.50%, 05/07/2034	EUR	146,000	166,040
Bundesobligation
2.50%, 10/11/2029	EUR	89,000	101,561
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2052	EUR	721,000	342,064
1.00%, 05/15/2038	EUR	195,000	177,795
2.20%, 02/15/2034	EUR	112,000	123,150
2.50%, 07/04/2044	EUR	238,000	242,535
2.60%, 05/15/2041	EUR	514,000	545,991
Canadian Government Bond
1.75%, 12/01/2053	CAD	311,000	143,631
2.75%, 03/01/2031	CAD	636,000	443,395
3.25%, 12/01/2035	CAD	467,000	326,819
China Government Bond
1.63%, 10/25/2030	CNY	2,740,000	407,763
1.83%, 08/25/2035	CNY	2,440,000	362,837
2.15%, 08/25/2055	CNY	400,000	57,628
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Czech Republic Government Bond
1.50%, 04/24/2040	CZK	690,000	$21,697
1.75%, 06/23/2032	CZK	760,000	31,252
3.00%, 03/03/2033	CZK	2,880,000	125,399
3.50%, 05/30/2035	CZK	1,350,000	58,948
6.20%, 06/16/2031	CZK	640,000	32,917
Denmark Government Bond
4.50%, 11/15/2039	DKK	532,000	95,703
Finland Government Bond
2.88%, 04/15/2029*	EUR	99,000	113,885
2.95%, 04/15/2055*	EUR	22,000	21,440
3.35%, 09/15/2036*	EUR	109,000	125,978
French Republic Government Bond OAT
0.50%, 05/25/2072*	EUR	92,000	26,881
2.50%, 09/24/2027*	EUR	559,000	637,635
2.70%, 02/25/2031*	EUR	771,000	871,414
2.75%, 02/25/2029*	EUR	628,000	717,624
3.50%, 11/25/2035*	EUR	582,000	662,765
4.10%, 05/25/2046*	EUR	357,000	402,802
4.40%, 05/25/2057*	EUR	306,000	346,250
Ireland Government Bond
Zero Coupon, 10/18/2031	EUR	165,000	163,821
3.15%, 10/18/2055	EUR	44,000	46,100
Israel Government Bond - Fixed
1.30%, 04/30/2032	ILS	122,000	36,460
Italy Buoni Poliennali Del Tesoro
2.65%, 06/15/2028	EUR	368,000	420,132
2.85%, 02/01/2031	EUR	806,000	915,916
3.30%, 06/15/2033	EUR	325,000	372,115
3.95%, 10/01/2041*	EUR	760,000	863,166
4.10%, 04/30/2046*	EUR	30,000	33,942
4.65%, 10/01/2055*	EUR	134,000	159,444
Japan Government Five Year Bond
1.10%, 06/20/2030	JPY	28,250,000	169,376
Japan Government Forty Year Bond
0.40%, 03/20/2056	JPY	37,200,000	91,097
1.00%, 03/20/2062	JPY	54,050,000	154,011
Japan Government Ten Year Bond
0.50%, 12/20/2032	JPY	39,100,000	216,716
1.40%, 03/20/2035	JPY	114,000,000	640,109
Japan Government Thirty Year Bond
0.40%, 12/20/2049	JPY	99,350,000	291,436
0.70%, 03/20/2051	JPY	52,700,000	162,218
0.80%, 09/20/2047	JPY	80,100,000	284,635
2.30%, 03/20/2040	JPY	246,250,000	1,371,773
Japan Government Twenty Year Bond
1.70%, 06/20/2033	JPY	55,600,000	330,406
Kingdom of Belgium Government Bond
2.60%, 10/22/2030*	EUR	223,000	252,580
3.10%, 06/22/2035*	EUR	231,000	259,395
3.45%, 06/22/2043*	EUR	123,000	131,888
4.35%, 06/22/2056*	EUR	84,000	96,467
Korea Treasury Bond
2.50%, 03/10/2052	KRW	392,530,000	179,418
2.63%, 09/10/2035	KRW	90,710,000	52,001
4.13%, 12/10/2033	KRW	270,840,000	175,461
Malaysia Government Bond
3.34%, 05/15/2030	MYR	126,000	30,880
3.52%, 04/20/2028	MYR	313,000	77,195
3.89%, 08/15/2029	MYR	172,000	42,919
4.46%, 03/31/2053	MYR	73,000	19,008
Mexican Bonos
7.50%, 05/26/2033	MXN	1,238,900	66,174

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
7.75%, 11/23/2034	MXN	1,393,500	$74,093
7.75%, 11/13/2042	MXN	927,900	45,317
8.00%, 04/15/2032	MXN	1,964,000	108,682
8.00%, 07/31/2053	MXN	3,152,600	152,862
8.00%, 04/29/2055	MXN	1,186,700	57,416
8.50%, 05/31/2029	MXN	1,757,500	101,818
8.50%, 02/28/2030	MXN	13,500	777
Morocco Government International Bond
5.13%, 05/26/2038*	EUR	100,000	116,619
Netherlands Government Bond
Zero Coupon, 01/15/2038*	EUR	283,000	226,168
2.50%, 01/15/2031*	EUR	203,000	230,404
3.50%, 01/15/2056*	EUR	84,000	96,895
New Zealand Government Bond
0.25%, 05/15/2028	NZD	723,000	387,957
1.50%, 05/15/2031	NZD	109,000	55,504
2.75%, 05/15/2051	NZD	86,000	33,304
4.25%, 05/15/2034	NZD	561,000	320,006
4.25%, 05/15/2036	NZD	273,000	153,590
4.50%, 05/15/2030	NZD	131,000	76,570
4.50%, 05/15/2035	NZD	318,000	183,588
5.00%, 05/15/2054	NZD	26,000	14,733
Norway Government Bond
3.63%, 05/31/2039*	NOK	165,000	15,669
4.13%, 06/03/2036*	NOK	363,000	36,357
Portugal Obrigacoes do Tesouro OT
2.88%, 10/14/2033*	EUR	78,000	88,458
3.00%, 06/15/2035*	EUR	89,000	100,572
3.63%, 06/12/2054*	EUR	28,000	30,484
Republic of Austria Government Bond
0.75%, 03/20/2051*	EUR	132,000	80,038
2.10%, 09/20/2117*	EUR	48,000	32,609
2.95%, 02/20/2035*	EUR	111,000	125,965
3.45%, 10/20/2030*	EUR	175,000	205,944
Republic of Poland Government Bond
5.00%, 10/25/2034	PLN	114,000	30,102
5.00%, 10/25/2035	PLN	236,000	61,769
6.00%, 10/25/2033	PLN	223,000	62,929
Romania Government Bond
6.75%, 04/25/2035	RON	265,000	57,804
Serbia International Bond
4.25%, 05/06/2031*	EUR	102,000	116,704
Singapore Government Bond
2.75%, 04/01/2042	SGD	61,000	51,370
Spain Government Bond
1.45%, 10/31/2071*	EUR	31,000	16,815
2.40%, 05/31/2028	EUR	346,000	393,902
2.70%, 01/31/2030	EUR	859,000	980,685
3.40%, 10/31/2036*	EUR	413,000	474,106
3.45%, 07/30/2043*	EUR	165,000	180,830
3.50%, 01/31/2041*	EUR	142,000	159,104
3.95%, 10/31/2056*	EUR	141,000	158,014
Sweden Government Bond
2.25%, 05/11/2035	SEK	555,000	55,867
United Kingdom Gilt
3.25%, 01/31/2033	GBP	137,000	169,124
3.75%, 01/29/2038	GBP	274,000	324,373
4.00%, 05/22/2029	GBP	159,000	209,712
4.00%, 10/22/2063	GBP	198,000	202,349
4.13%, 03/07/2031	GBP	267,000	351,448
4.38%, 03/07/2028	GBP	464,000	617,598
4.38%, 07/31/2054	GBP	524,400	584,094
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
4.75%, 10/22/2043	GBP	329,000	$408,177
4.88%, 07/31/2036	GBP	293,000	389,733
Total Foreign Government Obligations (cost $27,918,325)			25,924,232
UNAFFILIATED INVESTMENT COMPANIES — 2.9%
iShares China CNY Bond UCITS ETF		660,000	3,878,777
iShares MSCI ACWI ETF		7,835	1,229,860
Total Unaffiliated Investment Companies (cost $4,974,515)			5,108,637
Total Long-Term Investment Securities (cost $144,668,278)			169,729,821
SHORT-TERM INVESTMENTS — 1.0%
Commercial Paper — 0.3%
Dominion Resources, Inc.
3.96%, 07/22/2026		$300,000	299,272
Marriot International, Inc.
3.99%, 07/29/2026		300,000	299,031
			598,303
Sovereign — 0.7%
Japan Treasury Disc. Bills
0.83%, 08/10/2026	JPY	92,400,000	567,722
0.86%, 08/17/2026	JPY	92,750,000	569,772
			1,137,494
Total Short-Term Investments (cost $1,770,851)			1,735,797
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(3)		255,000	255,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)		275,000	275,000
BNP Paribas SA Joint Repurchase Agreement(3)		260,000	260,000
Deutsche Bank AG Joint Repurchase Agreement(3)		255,000	255,000
RBS Securities, Inc. Joint Repurchase Agreement(3)		255,000	255,000
Total Repurchase Agreements (cost $1,300,000)			1,300,000
TOTAL INVESTMENTS (cost $147,739,129)(4)		98.7%	172,765,618
Other assets less liabilities		1.3	2,265,608
NET ASSETS		100.0%	$175,031,226

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At June 30, 2026, the aggregate value of these securities was $9,098,110 representing 5.2% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Principal amount of security is adjusted for inflation.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
LSE—London Stock Exchange
TIPS—Treasury Inflation Protected Securities
TSX—Toronto Stock Exchange

AUD—Australian Dollar
CAD—Canadian Dollar
CNY—Chinese Yuan
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
RON—Romanian Leu
SEK—Swedish Krona
SGD—Singapore Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
9	Long	Australian 10 Year Bonds	September 2026	$675,187	$684,290	$9,103
6	Long	Australian 3 Year Bonds	September 2026	433,866	434,494	628
5	Long	Canada 10 Year Bonds	September 2026	423,852	426,970	3,118
19	Long	Euro-BOBL	September 2026	2,492,317	2,504,993	12,676
12	Long	Euro-BUND	September 2026	1,723,783	1,745,984	22,201
6	Long	Euro-Schatz	September 2026	724,505	726,419	1,914
8	Long	Mini 10 Year Japanese Government Bond	September 2026	626,642	628,654	2,012
3	Long	Short-Term Euro-BTP	September 2026	365,681	366,946	1,265
4	Long	U.S. Treasury 10 Year Notes	September 2026	439,037	439,563	526
5	Short	U.S. Treasury 2 Year Notes	September 2026	1,030,712	1,030,664	48
4	Short	U.S. Treasury 5 Year Notes	September 2026	428,407	428,187	220
						$53,711

						Unrealized (Depreciation)
4	Short	Euro Buxl 30 Year Bonds	September 2026	$496,879	$508,320	$(11,441)
2	Short	Euro-BTP	September 2026	269,305	272,739	(3,434)
3	Short	Euro-OAT	September 2026	407,643	411,268	(3,625)
2	Short	Japan 10 Year Bonds	September 2026	1,566,863	1,571,635	(4,772)
1	Short	Long Gilt	September 2026	117,840	118,333	(493)
18	Short	U.S. Treasury Ultra 10 Year Notes	September 2026	1,996,722	2,024,438	(27,716)
6	Short	U.S. Treasury Ultra Bonds	September 2026	683,678	696,937	(13,259)
						$(64,740)
		Net Unrealized Appreciation (Depreciation)				$(11,029)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	SGD	98,000	USD	75,816	08/04/2026	$—	$(107)
	USD	75,664	SGD	98,000	07/06/2026	105	—
						105	(107)
Bank of America, N.A.	BRL	75,000	USD	14,488	07/02/2026	—	(40)
	CAD	1,535,000	USD	1,113,138	07/06/2026	30,632	—
	CLP	18,900,000	USD	21,115	07/06/2026	614	—
	COP	1,100,000	USD	321	07/06/2026	—	(1)
	EUR	13,000	USD	15,053	07/06/2026	197	—
	KRW	1,197,060,000	USD	782,600	07/06/2026	9,241	—
	KRW	527,153,000	USD	342,498	08/04/2026	1,602	—
	USD	14,677	BRL	75,000	07/02/2026	—	(149)
	USD	246,558	CAD	340,000	07/06/2026	—	(6,785)
	USD	319	COP	1,100,000	08/04/2026	—	—
	USD	2,312	EUR	2,000	07/06/2026	—	(26)
	USD	44,491	JPY	7,100,000	07/06/2026	—	(810)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	416,440	KRW	639,283,000	07/06/2026	$—	$(3,432)
	USD	368,066	KRW	566,646,000	08/04/2026	—	(1,631)
	USD	53,046	TWD	1,675,000	07/06/2026	—	(468)
						42,286	(13,342)
Barclays Bank PLC	AUD	300,000	USD	213,261	07/06/2026	5,570	—
	CHF	215,000	USD	272,973	07/06/2026	6,767	—
	CZK	1,183,000	USD	56,701	07/07/2026	1,009	—
	EUR	231,000	USD	265,596	07/06/2026	1,613	—
	GBP	108,000	USD	144,184	07/06/2026	928	—
	GBP	68,000	USD	89,431	08/04/2026	—	(766)
	HUF	3,700,000	USD	11,991	07/06/2026	109	—
	HUF	32,218,000	USD	102,913	08/04/2026	—	(407)
	ILS	165,000	USD	57,468	07/06/2026	2,016	—
	JPY	105,566,000	USD	655,537	07/06/2026	6,077	—
	JPY	579,668,000	USD	3,595,391	08/04/2026	21,025	—
	MXN	1,570,000	USD	88,752	08/04/2026	—	(784)
	NZD	1,866,000	USD	1,102,684	07/06/2026	42,705	—
	PLN	145,000	USD	39,658	07/06/2026	1,113	—
	PLN	695,000	USD	184,002	08/04/2026	—	(740)
	RON	190,000	USD	42,175	07/06/2026	747	—
	THB	970,000	USD	29,126	08/04/2026	—	(151)
	USD	179,329	AUD	255,000	07/06/2026	—	(2,791)
	USD	71,600	CAD	100,000	07/06/2026	—	(1,078)
	USD	89,808	CHF	70,000	07/06/2026	—	(3,137)
	USD	35,816	CZK	750,000	07/07/2026	—	(508)
	USD	18,276	CZK	390,000	08/04/2026	88	—
	USD	232,244	EUR	200,000	07/06/2026	—	(3,687)
	USD	36,225	GBP	27,000	07/06/2026	—	(411)
	USD	117,990	HUF	36,718,000	07/06/2026	—	(79)
	USD	3,747,838	JPY	605,468,000	07/06/2026	—	(22,898)
	USD	406,673	JPY	65,566,000	08/04/2026	—	(2,378)
	USD	53,135	NOK	520,000	08/04/2026	—	(625)
	USD	746,086	NZD	1,270,189	07/06/2026	—	(24,556)
	USD	184,008	PLN	695,000	07/06/2026	742	—
	USD	17,222	PLN	65,000	08/04/2026	56	—
	USD	36,070	SEK	340,000	07/06/2026	—	(998)
	USD	53,688	SGD	69,000	07/06/2026	—	(340)
	USD	94,259	THB	3,110,000	07/06/2026	—	(613)
						90,565	(66,947)
BNP Paribas SA	AUD	440,000	USD	310,452	07/06/2026	5,838	—
	CAD	60,000	USD	43,608	07/06/2026	1,295	—
	CHF	70,000	USD	88,322	07/06/2026	1,650	—
	CZK	334,000	USD	15,612	07/07/2026	—	(112)
	CZK	6,364,000	USD	298,430	08/04/2026	—	(1,247)
	DKK	628,000	USD	95,585	08/04/2026	—	(581)
	EUR	95,000	USD	110,505	07/06/2026	1,941	—
	EUR	607,000	USD	693,735	08/04/2026	—	(753)
	GBP	46,000	USD	61,048	08/04/2026	33	—
	MXN	5,532,000	USD	316,942	07/06/2026	706	—
	PLN	123,000	USD	33,541	07/06/2026	844	—
	SEK	340,000	USD	36,251	07/06/2026	1,179	—
	USD	89,270	AUD	125,000	07/06/2026	—	(2,732)
	USD	21,366	CAD	30,000	07/06/2026	—	(209)
	USD	89,562	CHF	70,000	07/06/2026	—	(2,890)
	USD	298,353	CZK	6,364,000	07/07/2026	1,245	—
	USD	95,437	DKK	628,000	07/06/2026	583	—
	USD	588,300	EUR	506,000	07/06/2026	—	(10,051)
	USD	66,094	GBP	49,000	07/06/2026	—	(1,099)
	USD	38,536	HUF	11,800,000	07/06/2026	—	(643)
	USD	107,228	JPY	17,300,000	07/06/2026	—	(795)
	USD	14,891	MXN	260,000	07/06/2026	—	(28)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	34,955	NOK	340,000	07/06/2026	$—	$(608)
	USD	44,392	NZD	75,000	07/06/2026	—	(1,788)
						15,314	(23,536)
Citibank, N.A.	AUD	50,000	USD	35,263	07/06/2026	648	—
	AUD	395,000	USD	271,814	08/04/2026	—	(1,504)
	CAD	155,000	USD	111,322	07/06/2026	2,013	—
	CHF	145,000	USD	179,229	08/04/2026	—	(874)
	CZK	900,000	USD	43,181	07/07/2026	812	—
	EUR	518,000	USD	603,427	07/06/2026	11,465	—
	EUR	79,000	USD	90,225	08/04/2026	—	(162)
	GBP	66,000	USD	88,148	07/06/2026	603	—
	HUF	9,000,000	USD	29,359	07/06/2026	457	—
	HUF	3,600,000	USD	11,546	08/04/2026	1	—
	ILS	60,000	USD	20,198	07/06/2026	34	—
	MXN	4,590,000	USD	262,344	07/06/2026	—	(43)
	MXN	1,810,000	USD	102,964	08/04/2026	—	(258)
	NOK	500,000	USD	53,189	07/06/2026	2,679	—
	NOK	1,770,000	USD	179,951	08/04/2026	1,216	—
	NZD	1,415,189	USD	808,885	07/06/2026	4,989	—
	NZD	2,115,000	USD	1,194,170	08/04/2026	—	(8,385)
	PLN	55,000	USD	14,978	07/06/2026	357	—
	RON	82,000	USD	17,734	08/04/2026	—	(116)
	SEK	620,000	USD	66,446	07/06/2026	2,491	—
	SEK	350,000	USD	35,868	08/04/2026	—	(293)
	THB	400,000	USD	12,261	07/06/2026	217	—
	USD	88,224	AUD	125,000	07/06/2026	—	(1,686)
	USD	214,330	CHF	170,000	07/06/2026	—	(3,842)
	USD	366,015	EUR	315,000	07/06/2026	—	(6,038)
	USD	53,643	EUR	47,000	08/04/2026	132	—
	USD	156,375	GBP	117,000	07/06/2026	—	(1,181)
	USD	42,718	HUF	13,322,000	08/04/2026	5	—
	USD	371,641	MXN	6,478,000	07/06/2026	—	(1,326)
	USD	102,045	NOK	960,000	07/06/2026	—	(5,066)
	USD	1,079,197	NZD	1,897,000	07/06/2026	—	(1,609)
	USD	547,763	NZD	970,189	08/04/2026	3,871	—
						31,990	(32,383)
Credit Agricole SA	USD	133,440	CAD	184,000	07/06/2026	—	(3,681)
Deutsche Bank AG	AUD	1,110,000	USD	790,901	07/06/2026	22,443	—
	CAD	125,000	USD	88,721	07/06/2026	569	—
	CHF	35,000	USD	44,768	07/06/2026	1,432	—
	CHF	205,000	USD	254,106	08/04/2026	—	(524)
	EUR	11,777,000	USD	13,733,995	07/06/2026	275,429	—
	EUR	11,481,000	USD	13,076,860	08/04/2026	—	(58,922)
	GBP	120,000	USD	160,659	07/06/2026	1,485	—
	GBP	41,000	USD	54,325	08/04/2026	—	(58)
	JPY	22,900,000	USD	143,167	07/06/2026	2,282	—
	MXN	14,708,000	USD	837,233	08/04/2026	—	(1,549)
	USD	59,139	AUD	83,000	07/06/2026	—	(1,678)
	USD	89,749	AUD	130,000	08/04/2026	203	—
	USD	71,569	CAD	100,000	07/06/2026	—	(1,048)
	USD	346,149	CHF	280,000	07/06/2026	537	—
	USD	13,453,433	EUR	11,817,000	07/06/2026	50,844	—
	USD	424,847	EUR	373,000	08/04/2026	1,914	—
	USD	34,955	GBP	26,000	07/06/2026	—	(468)
	USD	47,147	HUF	14,400,000	07/06/2026	—	(905)
	USD	35,893	JPY	5,800,000	07/06/2026	—	(210)
	USD	839,258	MXN	14,708,000	07/06/2026	1,525	—
	USD	9,061	MXN	160,000	08/04/2026	64	—
	USD	18,057	SEK	170,000	07/06/2026	—	(521)
						358,727	(65,883)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	AUD	125,000	USD	89,368	07/06/2026	$2,831	$—
	AUD	155,000	USD	107,612	08/04/2026	360	—
	BRL	348,000	USD	66,861	07/02/2026	—	(550)
	CHF	75,000	USD	92,587	08/04/2026	—	(570)
	COP	53,700,000	USD	14,625	07/06/2026	—	(1,070)
	CZK	6,027,000	USD	289,100	07/07/2026	5,367	—
	EUR	184,000	USD	212,743	07/06/2026	2,470	—
	EUR	126,000	USD	143,684	08/04/2026	—	(477)
	GBP	2,332,000	USD	3,143,198	07/06/2026	49,930	—
	GBP	27,000	USD	35,658	08/04/2026	—	(156)
	HUF	33,118,000	USD	108,288	07/06/2026	1,938	—
	ILS	160,000	USD	53,682	08/04/2026	—	(129)
	JPY	7,100,000	USD	44,567	07/06/2026	886	—
	KRW	334,319,000	USD	221,825	07/06/2026	5,839	—
	MXN	19,563,000	USD	1,125,802	07/06/2026	7,483	—
	MXN	80,000	USD	4,567	08/04/2026	5	—
	NZD	300,000	USD	176,621	07/06/2026	6,206	—
	NZD	475,000	USD	268,079	08/04/2026	—	(1,998)
	PLN	892,000	USD	244,804	07/06/2026	7,685	—
	RON	270,000	USD	58,413	08/04/2026	—	(362)
	SEK	125,000	USD	12,861	07/06/2026	—	(33)
	SEK	939,000	USD	96,716	08/04/2026	—	(297)
	USD	88,420	AUD	125,000	07/06/2026	—	(1,882)
	USD	213,889	AUD	310,000	08/04/2026	613	—
	USD	68,433	BRL	348,000	07/02/2026	—	(1,021)
	USD	57,675	BRL	303,000	08/04/2026	570	—
	USD	178,614	CHF	140,000	07/06/2026	—	(5,271)
	USD	21,045	CLP	18,900,000	07/06/2026	—	(544)
	USD	14,960	CLP	13,800,000	08/04/2026	17	—
	USD	15,249	COP	54,800,000	07/06/2026	767	—
	USD	11,970	CZK	250,000	07/07/2026	—	(201)
	USD	549,869	EUR	476,000	07/06/2026	—	(5,904)
	USD	180,481	EUR	158,000	08/04/2026	291	—
	USD	69,802	GBP	52,000	07/06/2026	—	(827)
	USD	233,177	GBP	177,000	08/04/2026	1,599	—
	USD	21,131	HUF	6,500,000	07/06/2026	—	(258)
	USD	23,648	HUF	7,400,000	08/04/2026	83	—
	USD	53,652	ILS	160,000	07/06/2026	120	—
	USD	18,474	ILS	55,000	08/04/2026	24	—
	USD	88,844	JPY	14,100,000	07/06/2026	—	(2,099)
	USD	90,068	JPY	14,600,000	08/04/2026	—	(41)
	USD	562,170	KRW	846,226,000	07/06/2026	—	(15,467)
	USD	35,751	KRW	55,320,000	08/04/2026	23	—
	USD	406,314	MXN	7,069,000	07/06/2026	—	(2,214)
	USD	298,421	MXN	5,270,000	08/04/2026	2,122	—
	USD	143,664	NOK	1,420,000	08/04/2026	—	(272)
	USD	311,008	NZD	528,000	07/06/2026	—	(11,078)
	USD	93,862	PLN	345,000	07/06/2026	—	(2,151)
	USD	11,888	PLN	45,000	08/04/2026	74	—
	USD	41,191	RON	190,000	07/06/2026	238	—
	USD	18,482	RON	85,000	08/04/2026	21	—
	USD	59,283	SEK	569,000	07/06/2026	—	(588)
	USD	31,415	SEK	305,000	08/04/2026	96	—
	USD	17,706	THB	590,000	08/04/2026	101	—
	USD	14,825	ZAR	240,000	07/06/2026	—	(178)
	ZAR	240,000	USD	14,618	07/06/2026	—	(29)
						97,759	(55,667)
HSBC Bank PLC	EUR	266,000	USD	307,663	07/06/2026	3,682	—
	MYR	703,000	USD	176,909	07/06/2026	4,728	—
	PLN	70,000	USD	19,023	07/06/2026	415	—
	THB	1,350,000	USD	41,160	07/06/2026	509	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	88,277	EUR	77,000	07/06/2026	$—	$(283)
	USD	149,640	MXN	2,606,000	07/06/2026	—	(668)
						9,334	(951)
JPMorgan Chase Bank, N.A.	DKK	628,000	USD	98,033	07/06/2026	2,012	—
	EUR	231,000	USD	266,787	07/06/2026	2,804	—
	GBP	2,453,000	USD	3,236,457	08/04/2026	—	(17,254)
	HUF	8,200,000	USD	26,952	07/06/2026	619	—
	SGD	133,000	USD	104,444	07/06/2026	1,614	—
	USD	91,739	CAD	130,000	08/04/2026	54	—
	USD	327,836	EUR	283,000	07/06/2026	—	(4,428)
	USD	3,236,540	GBP	2,453,000	07/06/2026	17,227	—
						24,330	(21,682)
Morgan Stanley & Co. International PLC	AUD	255,000	USD	178,499	07/06/2026	1,962	—
	CHF	70,000	USD	88,011	07/06/2026	1,340	—
	CZK	500,000	USD	24,042	07/07/2026	503	—
	EUR	602,000	USD	699,317	07/06/2026	11,362	—
	EUR	190,000	USD	217,179	08/04/2026	—	(206)
	HUF	15,400,000	USD	49,863	07/06/2026	409	—
	JPY	608,768,000	USD	3,831,746	07/06/2026	86,504	—
	MXN	3,827,000	USD	220,131	07/06/2026	1,360	—
	MXN	934,000	USD	52,876	08/04/2026	—	(389)
	NZD	345,000	USD	201,257	07/06/2026	5,280	—
	NZD	40,000	USD	22,582	08/04/2026	—	(161)
	SEK	330,000	USD	35,504	07/06/2026	1,464	—
	SGD	69,000	USD	53,768	07/06/2026	420	—
	THB	1,360,000	USD	41,509	07/06/2026	557	—
	USD	87,732	AUD	125,000	07/06/2026	—	(1,194)
	USD	42,891	CAD	60,000	07/06/2026	—	(578)
	USD	21,126	CAD	30,000	08/04/2026	57	—
	USD	200,541	EUR	174,000	07/06/2026	—	(1,696)
	USD	89,834	EUR	79,000	08/04/2026	553	—
	USD	36,209	GBP	27,000	07/06/2026	—	(395)
	USD	35,580	GBP	27,000	08/04/2026	234	—
	USD	18,586	HUF	5,800,000	08/04/2026	14	—
	USD	593,507	JPY	94,566,000	07/06/2026	—	(11,721)
	USD	48,852	MXN	851,000	07/06/2026	—	(204)
	USD	46,457	MXN	820,000	08/04/2026	307	—
	USD	89,070	NZD	150,000	07/06/2026	—	(3,863)
	USD	66,367	PLN	245,000	07/06/2026	—	(1,239)
	USD	89,279	SEK	830,000	07/06/2026	—	(3,661)
	USD	27,270	SGD	35,000	07/06/2026	—	(209)
	USD	23,782	ZAR	390,000	07/06/2026	19	—
	ZAR	390,000	USD	23,823	07/06/2026	22	—
						112,367	(25,516)
Natwest Markets PLC	USD	29,527	JPY	4,777,000	08/04/2026	—	(71)
Royal Bank of Canada	CAD	445,000	USD	319,813	07/06/2026	5,993	—
	CAD	155,000	USD	109,100	08/04/2026	—	(345)
	EUR	76,000	USD	88,315	07/06/2026	1,463	—
	GBP	68,000	USD	89,527	08/04/2026	—	(670)
	JPY	92,400,000	USD	593,720	08/10/2026	23,686	—
	NOK	670,000	USD	70,706	07/06/2026	3,023	—
	NZD	190,000	USD	113,769	07/06/2026	5,840	—
	SEK	1,340,000	USD	142,539	07/06/2026	4,313	—
	USD	179,841	AUD	260,000	08/04/2026	64	—
	USD	288,156	CAD	400,000	07/06/2026	—	(6,069)
	USD	87,066	CHF	70,000	07/06/2026	—	(394)
	USD	41,212	CZK	860,000	07/07/2026	—	(726)
	USD	124,932	EUR	108,000	07/06/2026	—	(1,512)
	USD	213,187	GBP	159,000	07/06/2026	—	(2,282)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	52,815	NOK	500,000	07/06/2026	$—	$(2,305)
	USD	125,276	SEK	1,180,000	07/06/2026	—	(3,554)
						44,382	(17,857)
Societe Generale	USD	23,547	AUD	33,000	07/06/2026	—	(701)
Standard Chartered Bank	MYR	703,000	USD	170,963	08/04/2026	—	(1,388)
	USD	170,807	MYR	703,000	07/06/2026	1,373	—
						1,373	(1,388)
State Street Bank & Trust Co.	BRL	75,000	USD	14,546	07/02/2026	18	—
	CAD	340,000	USD	239,708	07/06/2026	—	(66)
	CAD	1,351,000	USD	953,677	08/04/2026	—	(263)
	CNY	5,584,000	USD	825,376	07/06/2026	4,120	—
	CNY	5,584,000	USD	822,446	08/04/2026	1,431	—
	MXN	1,540,000	USD	89,169	07/06/2026	1,135	—
	TWD	1,675,000	USD	52,843	07/06/2026	265	—
	USD	952,485	CAD	1,351,000	07/06/2026	261	—
	USD	240,008	CAD	340,000	08/04/2026	66	—
	USD	820,863	CNY	5,584,000	07/06/2026	393	—
	USD	30,537	KRW	45,870,000	07/06/2026	—	(903)
						7,689	(1,232)
Toronto Dominion Bank	AUD	1,556,000	USD	1,072,423	08/04/2026	—	(4,240)
	EUR	11,000	USD	12,820	07/06/2026	250	—
	GBP	284,000	USD	381,698	07/06/2026	4,988	—
	JPY	92,750,000	USD	589,252	08/17/2026	16,735	—
	SEK	409,000	USD	44,023	07/06/2026	1,833	—
	USD	1,073,032	AUD	1,556,000	07/06/2026	4,193	—
	USD	68,663	CAD	95,000	07/06/2026	—	(1,668)
	USD	89,841	EUR	77,000	07/06/2026	—	(1,847)
	USD	61,890	SEK	575,000	07/06/2026	—	(2,577)
						27,999	(10,332)
UBS AG	AUD	147,000	USD	105,169	07/06/2026	3,401	—
	CHF	140,000	USD	178,063	07/06/2026	4,720	—
	EUR	31,000	USD	35,844	07/06/2026	418	—
	NOK	1,092,000	USD	113,834	07/06/2026	3,521	—
	NOK	462,000	USD	46,872	08/04/2026	219	—
	USD	34,614	CZK	720,000	07/07/2026	—	(718)
	USD	9,842	CZK	210,000	08/04/2026	46	—
	USD	22,887	ILS	65,000	07/06/2026	—	(1,042)
	USD	151,140	MXN	2,650,000	08/04/2026	—	(14)
	USD	46,889	NOK	462,000	07/06/2026	—	(218)
	USD	63,916	NOK	630,000	08/04/2026	—	(298)
	USD	113,887	NZD	196,000	07/06/2026	—	(2,550)
	USD	48,057	NZD	85,000	08/04/2026	272	—
	USD	11,376	THB	380,000	08/04/2026	93	—
						12,690	(4,840)
Wells Fargo & Co.	CHF	270,000	USD	345,156	07/06/2026	10,851	—
	JPY	30,961,000	USD	191,359	08/04/2026	447	—
	MXN	1,850,000	USD	107,352	07/06/2026	1,597	—
	SEK	500,000	USD	52,829	07/06/2026	1,252	—
	USD	286,272	MXN	4,930,000	07/06/2026	—	(4,449)
	USD	90,671	NOK	900,000	08/04/2026	211	—
						14,358	(4,449)
Unrealized Appreciation (Depreciation)						$891,268	$(350,565)

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNY—Chinese Yuan
COP—Columbian Peso
CZK—Czech Koruna
DKK—Danish Krone

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2026 (unaudited) — (continued)

EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
RON—Romanian Leu
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$1,550,791	$863,655	$—	$2,414,446
Agriculture	—	1,875,570	—	1,875,570
Apparel	605,601	1,048,936	—	1,654,537
Auto Manufacturers	860,127	866,471	—	1,726,598
Auto Parts & Equipment	—	665,064	—	665,064
Banks	4,584,644	2,798,153	—	7,382,797
Beverages	—	1,458,814	—	1,458,814
Chemicals	—	968,088	—	968,088
Home Furnishings	—	1,519,005	—	1,519,005
Insurance	—	1,258,391	—	1,258,391
Internet	14,316,087	1,132,164	—	15,448,251
Lodging	—	1,016,489	—	1,016,489
Machinery-Construction & Mining	—	1,017,656	—	1,017,656
Machinery-Diversified	1,194,676	1,169,886	—	2,364,562
Mining	—	2,464,888	—	2,464,888
Miscellaneous Manufacturing	—	1,468,158	—	1,468,158
Oil & Gas Services	—	941,077	—	941,077
Pharmaceuticals	3,475,952	1,566,782	—	5,042,734
Semiconductors	10,690,973	11,412,946	—	22,103,919
Telecommunications	972,501	1,397,764	—	2,370,265
Other Industries	35,325,166	—	—	35,325,166
Corporate Bonds & Notes	—	3,369,065	—	3,369,065
U.S. Government & Agency Obligations	—	24,841,412	—	24,841,412
Foreign Government Obligations	—	25,924,232	—	25,924,232
Unaffiliated Investment Companies:
Exchange-Traded Funds	1,229,860	3,878,777	—	5,108,637
Short-Term Investments	—	1,735,797	—	1,735,797
Repurchase Agreements	—	1,300,000	—	1,300,000
Total Investments at Value	$74,806,378	$97,959,240	$—	$172,765,618
Other Financial Instruments:†
Futures Contracts	$53,711	$—	$—	$53,711
Forward Foreign Currency Contracts	—	891,268	—	891,268
Total Other Financial Instruments	$53,711	$891,268	$—	$944,979
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$64,740	$—	$—	$64,740
Forward Foreign Currency Contracts	—	350,565	—	350,565
Total Other Financial Instruments	$64,740	$350,565	$—	$415,305

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2026 (unaudited)

	SA Goldman Sachs Government and Quality Bond	SA Wellington Capital Appreciation	SA Wellington Strategic Multi-Asset
ASSETS:
Investments at value (unaffiliated)*	$1,508,316,843	$2,604,888,955	$171,465,618
Repurchase agreements (cost approximates value)	—	11,020,000	1,300,000
Cash	25,095,244	863	4,805
Foreign cash*	5	22	180,979
Cash collateral on futures contracts	3,773,167	—	—
Cash collateral for Forward sales contracts	249,000	—	—
Receivable for variation margin on futures contracts	1,047,116	—	17,572
Receivable for:
Fund shares sold	31,208,938	225,591	1,477,212
Dividends and interest	4,050,294	28,390	532,608
Investments sold	248,110,508	73,614,008	1,298,471
Prepaid expenses and other assets	—	4,498	81
Due from investment adviser for expense reimbursements/fee waivers	—	—	63,928
Unrealized appreciation on forward foreign currency contracts	—	—	891,268
Total assets	1,821,851,115	2,689,782,327	177,232,542
LIABILITIES:
Payable for:
Fund shares redeemed	247,757	84,695,897	3,596
Investments purchased	462,381,756	48,990,784	1,436,507
Investment advisory and management fees	504,083	1,518,677	142,575
Service fees—Class 2	1,492	6,540	—
Service fees—Class 3	95,922	361,750	33,008
Transfer agent fees	4,595	4,594	1,471
Trustees' fees and expenses	7,816	17,792	1,651
Other accrued expenses	253,817	309,245	231,943
Forward sales contracts, at value*	199,205,521	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	350,565
Payable for collateral on Forward sales contracts	249,000	—	—
Total liabilities	662,951,759	135,905,279	2,201,316
Commitments and contingent liabilities (Note 5)
Net assets	$1,158,899,356	$2,553,877,048	$175,031,226
NET ASSETS REPRESENTED BY:
Paid in capital	$1,343,887,489	$1,297,648,262	$131,173,531
Total accumulated earnings (loss)	(184,988,133)	1,256,228,786	43,857,695
Net assets	$1,158,899,356	$2,553,877,048	$175,031,226
Class 1 (unlimited shares authorized):
Net assets	$651,199,893	$820,383,671	$12,851,346
Shares of beneficial interest issued and outstanding	49,424,764	14,430,160	1,164,208
Net asset value, offering and redemption price per share	$13.18	$56.85	$11.04
Class 2 (unlimited shares authorized):
Net assets	$12,189,389	$53,096,669	$—
Shares of beneficial interest issued and outstanding	921,019	1,086,425	—
Net asset value, offering and redemption price per share	$13.23	$48.87	$—
Class 3 (unlimited shares authorized):
Net assets	$495,510,074	$1,680,396,708	$162,179,880
Shares of beneficial interest issued and outstanding	37,717,264	38,337,274	14,849,696
Net asset value, offering and redemption price per share	$13.14	$43.83	$10.92
* Cost
Investments (unaffiliated)	$1,539,570,639	$1,692,072,864	$146,439,129
Foreign cash	$5	$22	$180,588
Proceeds from forward sales contracts	$198,435,586	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2026 (unaudited)

	SA Goldman Sachs Government and Quality Bond	SA Wellington Capital Appreciation	SA Wellington Strategic Multi-Asset
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$3,423,086	$758,128
Interest (unaffiliated)	24,192,338	418,232	1,044,227
Total investment income*	24,192,338	3,841,318	1,802,355
EXPENSES:
Investment advisory and management fees	3,081,382	8,480,216	860,716
Service Fees:
Class 2	9,255	37,418	—
Class 3	604,136	2,005,087	199,298
Transfer agent fees and expenses	13,071	13,069	4,183
Custodian and accounting fees	96,511	101,753	89,238
Reports to shareholders	49,846	54,566	7,430
Audit and tax fees	33,583	26,216	34,773
Legal fees	35,192	53,034	17,447
Trustees' fees and expenses	20,548	43,397	3,168
Interest expense	—	124	258
License fee	7,580	3,570	6,596
Other expenses	61,136	59,603	58,638
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,012,240	10,878,053	1,281,745
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	(385,007)
Fees paid indirectly (Note 2)	—	(6,781)	(115)
Net expenses	4,012,240	10,871,272	896,623
Net investment income (loss)	20,180,098	(7,029,954)	905,732
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	(117,129)	107,551,583	10,962,983
Futures contracts	(7,266,845)	—	275,139
Forward contracts	—	—	(67,862)
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(7,391)	(52,821)
Net realized gain (loss) on investments and foreign currencies	(7,383,974)	107,544,192	11,117,439
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(7,992,573)	143,004,971	(4,894,218)
Futures contracts	29,255	—	(58,850)
Forward contracts	—	—	885,273
Forward sales contracts	(758,433)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(54)	(8,388)
Net unrealized gain (loss) on investments and foreign currencies	(8,721,751)	143,004,917	(4,076,183)
Net realized and unrealized gain (loss) on investments and foreign currencies	(16,105,725)	250,549,109	7,041,256
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,074,373	$243,519,155	$7,946,988
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$56,844
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	SA Goldman Sachs Government and Quality Bond		SA Wellington Capital Appreciation		SA Wellington Strategic Multi-Asset
	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$20,180,098	$42,496,886	$(7,029,954)	$(11,233,531)	$905,732	$1,943,136
Net realized gain (loss) on investments and foreign currencies	(7,383,974)	798,601	107,544,192	297,531,034	11,117,439	13,077,041
Net unrealized gain (loss) on investments and foreign currencies	(8,721,751)	28,878,844	143,004,917	52,856,161	(4,076,183)	7,310,383
Net increase (decrease) in net assets resulting from operations	4,074,373	72,174,331	243,519,155	339,153,664	7,946,988	22,330,560
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(25,557,800)	—	(3,568,793)	—	(244,725)
Distributable earnings — Class 2	—	(500,582)	—	(265,844)	—	—
Distributable earnings — Class 3	—	(19,285,387)	—	(9,130,448)	—	(2,608,727)
Total distributions to shareholders	—	(45,343,769)	—	(12,965,085)	—	(2,853,452)
CAPITAL SHARE TRANSACTIONS (Note 7)	(7,451,787)	(2,167,086)	(143,821,321)	(199,688,044)	(7,737,707)	(11,840,953)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,377,414)	24,663,476	99,697,834	126,500,535	209,281	7,636,155
NET ASSETS:
Beginning of period	1,162,276,770	1,137,613,294	2,454,179,214	2,327,678,679	174,821,945	167,185,790
End of period	$1,158,899,356	$1,162,276,770	$2,553,877,048	$2,454,179,214	$175,031,226	$174,821,945
See Notes to Financial Statements

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited)

Note 1 — Organization
 SunAmerica Series Trust (the “Trust" or "SAST"), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is comprised of 59 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 3 of which are included in this report. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), a wholly-owned subsidiary of Venerable Holdings, Inc. ("Venerable"), serves as investment adviser for all of the Portfolios of the Trust.  Corebridge Financial Inc. ("Corebridge"), the former indirect owner of SAAMCo, and Venerable entered into a definitive agreement pursuant to which Venerable would acquire SAAMCo (the “Transaction”). The Transaction closed on January 1, 2026. Following the completion of the Transaction, SAAMCo became a wholly-owned subsidiary of Venerable.
 Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) (collectively, the "Life Companies”), and variable annuity contracts issued by Nassau Life Insurance Company (“Nassau”), and are also offered to certain affiliated mutual funds. AGL, USL and VALIC are indirect, wholly-owned subsidiaries of Corebridge.  All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
 Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
 Each Portfolio is diversified as defined by the 1940 Act.
 The investment goal for each Portfolio is as follows:
 The SA Goldman Sachs Government and Quality Bond Portfolio seeks a high degree of income and total return, consistent with safety of principal and the high credit quality of U.S. Government securities.
 The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.
 The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to invest the Portfolio’s assets among global equity and global fixed income securities to achieve total investment return.
 Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
 The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Portfolio is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
 Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
 Level 1 — Unadjusted quoted prices in active markets for identical securities
 Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”))
 Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
 The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
 The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2026, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
 As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
 Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
 Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
 Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
 Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
 Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
 The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all portfolio investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
 Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the

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NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
 Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
 As of June 30, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	55.14%	$2,200,000
SA Wellington Strategic Multi-Asset Portfolio	6.39	255,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 Bank of America Securities LLC, dated June 30, 2026, bearing interest at a rate of 3.63% per annum, with a principal amount of $3,990,000, a repurchase price of $3,990,402, and a maturity date of July 1, 2026.  The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.00%	11/15/2042	$4,467,000	$4,093,374
 As of June 30, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	55.38%	$2,215,000
SA Wellington Strategic Multi-Asset Portfolio	6.88	275,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 Barclays Capital, Inc., dated June 30, 2026, bearing interest at a rate of 3.64% per annum, with a principal amount of $4,000,000, a repurchase price of $4,000,404, and a maturity date of July 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.50%	09/30/2029	$4,122,000	$4,081,943
 As of June 30, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	55.14%	$2,205,000
SA Wellington Strategic Multi-Asset Portfolio	6.39	260,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 BNP Paribas SA, dated June 30, 2026, bearing interest at a rate of 3.64% per annum, with a principal amount of $4,000,000, a repurchase price of $4,000,404, and a maturity date of July 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.88%	02/15/2043	$4,498,600	$4,092,441

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NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 As of June 30, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	55.13%	$2,200,000
SA Wellington Strategic Multi-Asset Portfolio	6.50	255,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 Deutsche Bank AG, dated June 30, 2026, bearing interest at a rate of 3.64% per annum, with a principal amount of $3,990,000, a repurchase price of $3,990,403, and a maturity date of July 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.88%	08/31/2032	$4,154,000	$4,134,782
 As of June 30, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	55.14%	$2,200,000
SA Wellington Strategic Multi-Asset Portfolio	6.39	255,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 RBS Securities, Inc., dated June 30, 2026, bearing interest at a rate of 3.62% per annum, with a principal amount of $3,990,000 a repurchase price of $3,990,401, and a maturity date of July 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.38%	05/15/2034	$4,035,000	$4,080,243
 Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
 When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
 Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
 The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
 Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For

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NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
 Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
 Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
 Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
 Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
 Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
 The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
 Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
 Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
 Operating Segments: An operating segment is defined in FASB Accounting Standards Update ("ASU") 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.  Under Topic 280, the Portfolios’ Principal Executive Officer and Principal Financial Officer act as the Portfolios’ CODM and have determined that the Portfolios have a single operating segment. The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Portfolios’ financial statements.
Recent Accounting and Regulatory Developments
 In November 2024, the FASB issued an Accounting Standards Update (“ASU”) 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments require additional disclosures regarding the nature and composition of certain income statement expense captions, including disclosures related to selling expenses. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Note 3 — Derivative Instruments
 Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
 Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
 Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
 Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
 Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 The following tables represent the value of derivatives held as of June 30, 2026, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended June 30, 2026. For a detailed presentation of derivatives held as of June 30, 2026, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts	Options Purchased	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Swap Contracts	Options Written	Forward Foreign Currency Contracts(3)
Portfolio	Interest Rate Contracts
SA Goldman Sachs Government and Quality Bond	$352,429	$—	$—	$—	$585,739	$—	$—	$—
SA Wellington Strategic Multi-Asset	53,711	—	—	—	64,740	—	—	—
	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	891,268	—	—	—	350,565

(1)
Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.

(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts

Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts	Written Options	Purchased Options	Forward Foreign Currency Contracts(2)
Portfolio	Interest Rate Contracts
SA Goldman Sachs Government and Quality Bond	$(7,266,845)	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	275,139	—	—	—	—
Foreign Forward Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	—	(67,862)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(3)	Swap Contracts	Written Options	Purchased Options	Forward Foreign Currency Contracts(4)
Portfolio	Interest Rate Contracts
SA Goldman Sachs Government and Quality Bond	$29,255	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	(58,850)	—	—	—	—
	Foreign Forward Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	—	885,273

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on forward contracts
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized appreciation (depreciation) on forward contracts
 The following table represents the average monthly balances of derivatives held during the six months ended June 30, 2026.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)	Contract For Difference Swaps Contracts(1)
SA Goldman Sachs Government and Quality Bond	$545,030,693	$—	$—
SA Wellington Strategic Multi-Asset	731,649,114	54,926,896	—

(1)	Amounts represent notional amounts in US dollars.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 The following table represents the Portfolios' objectives for using derivative instruments for the six months ended June 30, 2026:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts
SA Goldman Sachs Government and Quality Bond	1	-
SA Wellington Strategic Multi-Asset	1	2

(1)
To manage interest rate risk and the duration of the portfolio.
(2)
To manage foreign currency exchange rate risk.
 The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of June 30, 2026. The repurchase agreements held by the Portfolios as of June 30, 2026, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA Wellington Strategic Multi-Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Australia & New Zealand Banking Group	$105	$—	$—	$105	$107	$—	$—	$107	$(2)	$—	$(2)
Bank of America, N.A.	42,286	—	—	42,286	13,342	—	—	13,342	28,944	—	28,944
Barclays Bank PLC	90,565	—	—	90,565	66,947	—	—	66,947	23,618	—	23,618
BNP Paribas SA	15,314	—	—	15,314	23,536	—	—	23,536	(8,222)	—	(8,222)
Citibank, N.A.	31,990	—	—	31,990	32,383	—	—	32,383	(393)	—	(393)
Credit Agricole SA	—	—	—	—	3,681	—	—	3,681	(3,681)	—	(3,681)
Deutsche Bank AG	358,727	—	—	358,727	65,883	—	—	65,883	292,844	—	292,844
Goldman Sachs International	97,759	—	—	97,759	55,667	—	—	55,667	42,092	—	42,092
HSBC Bank PLC	9,334	—	—	9,334	951	—	—	951	8,383	—	8,383
JPMorgan Chase Bank, N.A.	24,330	—	—	24,330	21,682	—	—	21,682	2,648	—	2,648
Morgan Stanley & Co. International PLC	112,367	—	—	112,367	25,516	—	—	25,516	86,851	—	86,851
Natwest Markets PLC	—	—	—	—	71	—	—	71	(71)	—	(71)
Royal Bank of Canada	44,382	—	—	44,382	17,857	—	—	17,857	26,525	—	26,525
Societe Generale	—	—	—	—	701	—	—	701	(701)	—	(701)
Standard Chartered Bank	1,373	—	—	1,373	1,388	—	—	1,388	(15)	—	(15)
State Street Bank & Trust Company	7,689	—	—	7,689	1,232	—	—	1,232	6,457	—	6,457
Toronto Dominion Bank	27,999	—	—	27,999	10,332	—	—	10,332	17,667	—	17,667
UBS AG	12,690	—	—	12,690	4,840	—	—	4,840	7,850	—	7,850
Wells Fargo & Co.	14,358	—	—	14,358	4,449	—	—	4,449	9,909	—	9,909
Total	$891,268	$—	$—	$891,268	$350,565	$—	$—	$350,565	$540,703	$—	$540,703

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
 The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended December 31, 2025
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Goldman Sachs Government and Quality Bond	$35,984,634	$(200,088,307)	$(23,939,462)	$45,343,769	$—
SA Wellington Capital Appreciation	—	247,970,725	764,738,906	—	12,965,085
SA Wellington Strategic Multi-Asset	1,307,449	6,398,344	29,349,837	2,631,630	221,822

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
 As of December 31, 2025, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Goldman Sachs Government and Quality Bond*	$78,471,300	$121,617,007

*
The Portfolios had a change in ownership as defined in the Internal Revenue Code section 382 during the fiscal year ended December 31, 2025. The capital loss carryforwards may be subject to limitations pursuant to applicable federal income tax regulations.

 The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Goldman Sachs Government and Quality Bond	$10,090,185	$(42,751,398)	$(32,661,213)	$1,540,237,376
SA Wellington Capital Appreciation	999,592,714	(91,848,986)	907,743,728	1,708,165,227
SA Wellington Strategic Multi-Asset	33,168,386	(7,889,733)	25,278,653	148,310,491
Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
 SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Goldman Sachs Government and Quality Bond	Goldman Sachs Asset Management International	0.625% on the first $200 million 0.575% on the next $300 million 0.500% on assets over $500 million	No fee waiver
SA Wellington Capital Appreciation	Wellington Management Company LLP	0.750% on the first $50 million 0.725% on the next $50 million 0.700% on assets over $100 million	No fee waiver
SA Wellington Strategic Multi-Asset	Wellington Management Company LLP	1.00% on the first $200 million 0.875% on the next $300 million 0.800% on assets over $500 million	0.650% on the first $200 million 0.525% on the next $300 million 0.450% on assets over $500 million
 For the six months ended June 30, 2026, advisory fees waived were as follows:
Portfolio	Amount
SA Wellington Strategic Multi-Asset	$301,251
 The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to April 30, 2027, only with the approval of the Board, including a majority of the Disinterested Directors. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e.,

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended June 30, 2026, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 3
SA Wellington Strategic Multi-Asset	0.81%	1.06%
 The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
 For the six months ended June 30, 2026, expenses reimbursed were as follows:
Portfolio	Amount
SA Wellington Strategic Multi-Asset	$83,756
 Waivers or reimbursements made by the Adviser with respect to Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
 At June 30, 2026, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Portfolio	December 31, 2026	December 31, 2027	June 30, 2027
SA Wellington Strategic Multi-Asset	$129,521	$194,357	$83,756
 The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC.  VRSCO receives from the Trust and Seasons Series Trust, collectively, an annual fee of $1,000,000, which shall increase 3.00% each year with the first increase occurring on October 1, 2026.  The fee is allocated to each Portfolio of the Trust and Seasons Series Trust based on shareholder accounts.  Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions and tax reporting.  Accordingly, for the six months ended June 30, 2026, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
 Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended June 30, 2026, service fees were paid (see Statement of Operations) based on the aforementioned rates.
Note 6 — Purchases and Sales of Investment Securities
 The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2026 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Goldman Sachs Government and Quality Bond	$63,465,140	$64,415,645	$221,715,506	$129,330,112
SA Wellington Capital Appreciation	811,024,961	904,127,311	—	—
SA Wellington Strategic Multi-Asset	48,853,594	55,529,199	6,495,053	6,469,986

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Note 7 — Capital Share Transactions
 Transactions in capital shares of each class of each Portfolio were as follows:
	SA Goldman Sachs Government and Quality Bond Portfolio				SA Wellington Capital Appreciation Portfolio
	Six Months Ended 6/30/26 (unaudited)		Year Ended 12/31/25		Six Months Ended 6/30/26 (unaudited)		Year Ended 12/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	5,231,165	$69,106,591	10,559,091	$138,668,828	338,453	$17,455,629	1,026,657	$41,948,605
Reinvested dividends	—	—	1,964,473	25,557,800	—	—	68,289	3,568,793
Shares redeemed	(4,551,099)	(59,892,065)	(10,305,126)	(135,438,373)	(1,178,462)	(60,882,724)	(2,582,479)	(123,275,226)
Total	680,066	$9,214,526	2,218,438	$28,788,255	(840,009)	$(43,427,095)	(1,487,533)	$(77,757,828)
Class 2
Shares sold	23,416	$312,129	36,797	$483,845	4,367	$190,717	11,937	$456,820
Reinvested dividends	—	—	38,242	500,582	—	—	5,910	265,844
Shares redeemed	(78,772)	(1,041,759)	(143,994)	(1,894,521)	(89,732)	(4,014,202)	(181,857)	(7,273,513)
Total	(55,356)	$(729,630)	(68,955)	$(910,094)	(85,365)	$(3,823,485)	(164,010)	$(6,550,849)
Class 3
Shares sold	2,397,756	$31,509,541	3,401,282	$45,128,197	1,689,078	$61,335,758	2,804,570	$89,603,356
Reinvested dividends	—	—	1,483,491	19,285,387	—	—	226,169	9,130,448
Shares redeemed	(3,614,490)	(47,446,224)	(7,199,452)	(94,458,831)	(3,732,461)	(157,906,499)	(5,776,608)	(214,113,171)
Total	(1,216,734)	$(15,936,683)	(2,314,679)	$(30,045,247)	(2,043,383)	$(96,570,741)	(2,745,869)	$(115,379,367)
Net increase (decrease)	(592,024)	$(7,451,787)	(165,196)	$(2,167,086)	(2,968,757)	$(143,821,321)	(4,397,412)	$(199,688,044)
	SA Wellington Strategic Multi-Asset Portfolio
	Six Months Ended 6/30/26 (unaudited)		Year Ended 12/31/25
	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,534	$27,569	78,000	$793,126
Reinvested dividends	—	—	23,806	244,726
Shares redeemed	(59,292)	(639,801)	(213,716)	(2,149,482)
Total	(56,758)	$(612,232)	(111,910)	$(1,111,630)
Class 3
Shares sold	612,829	$6,484,926	897,877	$8,832,179
Reinvested dividends	—	—	256,008	2,608,726
Shares redeemed	(1,279,509)	(13,610,401)	(2,268,038)	(22,170,228)
Total	(666,680)	$(7,125,475)	(1,114,153)	$(10,729,323)
Net increase (decrease)	(723,438)	$(7,737,707)	(1,226,063)	$(11,840,953)
Note 8 — Transactions with Affiliates
 At June 30, 2026, the following affiliates owned greater than 5% of the total outstanding shares of the following Portfolios:
Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Goldman Sachs Government and Quality Bond	11.37%	34.29%
SA Wellington Capital Appreciation	—	5.38
 The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.  During the six months ended June 30, 2026, none of the Portfolios engaged in these transactions.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Note 9 — Record Ownership
 At June 30, 2026, the following table includes shareholders of record with greater than 5% of the total outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.
SA Goldman Sachs Government and Quality Bond	44.94%	— %
SA Wellington Capital Appreciation	86.47	—
SA Wellington Strategic Multi-Asset	90.27	7.77
Note 10 — Investment Concentration and Other Risks
 Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.
 Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Wellington Strategic Multi-Asset Portfolio.
 Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Goldman Sachs Government and Quality Bond Portfolio concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
Note 11 — Line of Credit
 The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2026, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 06/30/26
SA Wellington Capital Appreciation	2	$124	$450,000	4.98%	$—
Note 12 — Interfund Lending Agreement
 Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2026, none of the Portfolios participated in this program.

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Goldman Sachs Government and Quality Bond Portfolio — Class 1
12/31/21	$16.13	$0.15	$(0.45)	$(0.30)	$(0.26)	$(0.26)	$(0.52)	$15.31	(1.86)%	$1,041,985	0.56%	0.56%	0.99%	65%
12/31/22	15.31	0.24	(2.30)	(2.06)	(0.18)	(0.22)	(0.40)	12.85	(13.41)	816,210	0.56	0.56	1.74	91
12/31/23	12.85	0.45	0.18	0.63	(0.29)	—	(0.29)	13.19	5.07	722,171	0.58	0.58	3.41	107
12/31/24	13.19	0.50	(0.35)	0.15	(0.52)	—	(0.52)	12.82	1.08	596,340	0.57	0.57	3.83	90 (3)
12/31/25	12.82	0.50	0.34	0.84	(0.54)	—	(0.54)	13.12	6.57	639,468	0.59	0.59	3.78	75 (3)
06/30/26@	13.12	0.24	(0.18)	0.06	—	—	—	13.18	0.46	651,200	0.60 (4)	0.60 (4)	3.65 (4)	12 (3)
SA Goldman Sachs Government and Quality Bond Portfolio — Class 2
12/31/21	16.18	0.13	(0.46)	(0.33)	(0.23)	(0.26)	(0.49)	15.36	(2.03)	19,762	0.71	0.71	0.84	65
12/31/22	15.36	0.22	(2.31)	(2.09)	(0.15)	(0.22)	(0.37)	12.90	(13.54)	14,605	0.71	0.71	1.59	91
12/31/23	12.90	0.43	0.19	0.62	(0.27)	—	(0.27)	13.25	4.93	13,707	0.73	0.73	3.27	107
12/31/24	13.25	0.49	(0.36)	0.13	(0.50)	—	(0.50)	12.88	0.92	13,465	0.72	0.72	3.68	90 (3)
12/31/25	12.88	0.48	0.35	0.83	(0.52)	—	(0.52)	13.19	6.45	12,876	0.74	0.74	3.65	75 (3)
06/30/26@	13.19	0.23	(0.19)	0.04	—	—	—	13.23	0.30	12,189	0.75 (4)	0.75 (4)	3.50 (4)	12 (3)
SA Goldman Sachs Government and Quality Bond Portfolio — Class 3
12/31/21	16.09	0.12	(0.46)	(0.34)	(0.22)	(0.26)	(0.48)	15.27	(2.10)	705,351	0.81	0.81	0.74	65
12/31/22	15.27	0.21	(2.30)	(2.09)	(0.14)	(0.22)	(0.36)	12.82	(13.67)	538,872	0.81	0.81	1.48	91
12/31/23	12.82	0.41	0.18	0.59	(0.25)	—	(0.25)	13.16	4.78	546,702	0.83	0.83	3.17	107
12/31/24	13.16	0.47	(0.34)	0.13	(0.49)	—	(0.49)	12.80	0.90	527,808	0.82	0.82	3.58	90 (3)
12/31/25	12.80	0.46	0.34	0.80	(0.50)	—	(0.50)	13.10	6.31	509,933	0.84	0.84	3.54	75 (3)
06/30/26@	13.10	0.22	(0.18)	0.04	—	—	—	13.14	0.31	495,510	0.85 (4)	0.85 (4)	3.40 (4)	12 (3)
SA Wellington Capital Appreciation Portfolio — Class 1
12/31/21	64.80	(0.34)	4.29	3.95 (5)	—	(15.42)	(15.42)	53.33	5.63	812,818	0.73	0.73	(0.53)	110 (6)
12/31/22	53.33	(0.13)	(19.79)	(19.92)	—	(10.51)	(10.51)	22.90	(36.34)	461,751	0.73	0.73	(0.37)	97
12/31/23	22.90	(0.11)	9.20	9.09	—	—	—	31.99	39.69	578,820	0.74	0.74	(0.39)	95
12/31/24	31.99	(0.15)	13.51	13.36	—	—	—	45.35	41.76	759,983	0.72	0.72	(0.38)	114
12/31/25	45.35	(0.15)	6.74	6.59	—	(0.22)	(0.22)	51.72	14.53	789,798	0.73	0.73	(0.31)	89
06/30/26@	51.72	(0.11)	5.24	5.13	—	—	—	56.85	9.92	820,384	0.73 (4)	0.73 (4)	(0.41)(4)	33
SA Wellington Capital Appreciation Portfolio — Class 2
12/31/21	60.34	(0.40)	4.02	3.62 (5)	—	(15.42)	(15.42)	48.54	5.49	66,092	0.88	0.88	(0.68)	110 (6)
12/31/22	48.54	(0.16)	(18.06)	(18.22)	—	(10.51)	(10.51)	19.81	(36.42)	37,293	0.88	0.88	(0.52)	97
12/31/23	19.81	(0.13)	7.94	7.81	—	—	—	27.62	39.42	44,973	0.89	0.89	(0.54)	95
12/31/24	27.62	(0.18)	11.66	11.48	—	—	—	39.10	41.56	52,231	0.87	0.87	(0.53)	114
12/31/25	39.10	(0.19)	5.81	5.62	—	(0.22)	(0.22)	44.50	14.38	52,139	0.88	0.88	(0.46)	89
06/30/26@	44.50	(0.12)	4.49	4.37	—	—	—	48.87	9.82	53,097	0.88 (4)	0.88 (4)	(0.56)(4)	33
SA Wellington Capital Appreciation Portfolio — Class 3
12/31/21	57.50	(0.43)	3.83	3.40 (5)	—	(15.42)	(15.42)	45.48	5.37	1,375,583	0.98	0.98	(0.79)	110 (6)
12/31/22	45.48	(0.17)	(16.96)	(17.13)	—	(10.51)	(10.51)	17.84	(36.48)	1,006,995	0.98	0.98	(0.60)	97
12/31/23	17.84	(0.14)	7.15	7.01	—	—	—	24.85	39.29	1,257,980	0.99	0.99	(0.64)	95
12/31/24	24.85	(0.19)	10.48	10.29	—	—	—	35.14	41.41	1,515,465	0.97	0.97	(0.63)	114
12/31/25	35.14	(0.20)	5.21	5.01	—	(0.22)	(0.22)	39.93	14.26	1,612,242	0.98	0.98	(0.56)	89
06/30/26@	39.93	(0.13)	4.03	3.90	—	—	—	43.83	9.77	1,680,397	0.98 (4)	0.98 (4)	(0.66)(4)	33

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended December 31, 2024, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.

Supplemental Ratios
Portfolio Turnover (including TBA transactions)	12/22	12/23	12/24	12/25	06/26
SA Goldman Sachs Government and Quality Bond Portfolio	N/A	N/A	166%	500%	382%

(4)	Annualized
(5)	Includes the effect of a merger.
(6)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Wellington Strategic Multi-Asset Portfolio — Class 1
12/31/21	$9.79	$(0.00)	$0.74	$0.74	$(0.03)	$(0.37)	$(0.40)	$10.13	7.65%	$16,357	1.18%	0.86%	(0.01)%	85%
12/31/22	10.13	0.05	(1.84)	(1.79)	(0.08)	(0.84)	(0.92)	7.42	(16.99)	12,241	1.19	0.86	0.54	81
12/31/23	7.42	0.08	1.03	1.11	(0.12)	—	(0.12)	8.41	15.12	12,136	1.19	0.85	1.01	63
12/31/24	8.41	0.12	0.98	1.10	(0.12)	—	(0.12)	9.39	13.05	12,511	1.24	0.81	1.27	48
12/31/25	9.39	0.14	1.20	1.34	(0.18)	(0.01)	(0.19)	10.54	14.33	12,865	1.27	0.81	1.38	69
06/30/26@	10.54	0.07	0.43	0.50	—	—	—	11.04	4.74	12,851	1.26 (3)	0.81 (3)	1.28 (3)	33
SA Wellington Strategic Multi-Asset Portfolio — Class 3
12/31/21	9.73	(0.03)	0.75	0.72	(0.02)	(0.37)	(0.39)	10.06	7.47	138,205	1.43	1.11	(0.27)	85
12/31/22	10.06	0.02	(1.82)	(1.80)	(0.06)	(0.84)	(0.90)	7.36	(17.22)	127,518	1.45	1.11	0.29	81
12/31/23	7.36	0.06	1.02	1.08	(0.10)	—	(0.10)	8.34	14.84	147,627	1.44	1.10	0.76	63
12/31/24	8.34	0.09	0.97	1.06	(0.10)	—	(0.10)	9.30	12.67	154,675	1.49	1.06	1.03	48
12/31/25	9.30	0.11	1.19	1.30	(0.15)	(0.01)	(0.16)	10.44	14.09	161,957	1.53	1.06	1.13	69
06/30/26@	10.44	0.05	0.43	0.48	—	—	—	10.92	4.60	162,180	1.51 (3)	1.06 (3)	1.03 (3)	33

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
 Not applicable.

SunAmerica Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
 Not applicable.

SunAmerica Series Trust
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
 Remuneration paid to Directors is included in the Statement of Operations.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
 Not applicable.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
(08/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: September 4, 2026

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: September 4, 2026